SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of method used to record inventories

The perpetual method is used to record inventories, which are valued as follows:

Raw materials, goods in transit, tools and merchandises	—	cost of purchase on a weighted average basis.

Finished goods and work in process	—	cost of direct materials and labour plus attributable manufacturing overheads based on the normal operating capacity on a weighted average basis.

Summary of estimated useful lives of property, plant and equipment

Buildings and structures (*)	3 – 49 years
Machinery and equipment	3 – 25 years
Leased-out EV batteries	9 – 10 years
Leased-out escooter batteries	3 – 8 years
Vehicles	5 – 12 years
Office equipment	3 – 10 years
(*)	Including leasehold improvements which are depreciated on a straight-line basis over the shorter of their estimated useful lives and terms of the related leases.

Schedule of estimated useful life of intangible assets

License	3 years 2 months – 3 years 4 months
Software	3 – 8 years
Others	3 – 15 years

Schedules of restatement of the financial statements

CONSOLIDATED BALANCE SHEET
	As previously	Restatement
	reported	adjustments	As restated	As restated
As of December 31, 2023	VND million	VND million	VND million	USD
ASSETS
Inventories, net	28,665,995	676,066	29,342,061	1,229,450,306
Short-term prepayments and other receivables	7,229,475	91,298	7,320,773	306,744,867
Short-term amounts due from related parties	3,080,663	(475,297)	2,605,366	109,166,429
Total current assets	48,727,173	292,067	49,019,240	2,053,936,143
TOTAL ASSETS	131,336,580	292,067	131,628,647	5,515,320,833

EQUITY AND LIABILITIES
CURRENT LIABILITIES
Deposits and down-payment from customers	864,416	323,487	1,187,903	49,773,862
Short-term accruals	11,150,656	(13,228)	11,137,428	466,665,047
Other current liabilities	10,027,293	(3,507)	10,023,786	420,002,765
Total current liabilities	138,481,278	306,752	138,788,030	5,815,303,360
Other non-current liabilities	2,220,295	(26,042)	2,194,253	91,940,543
Long-term deferred revenue	1,810,098	(30,736)	1,779,362	74,556,356
Total non-current liabilities	58,865,965	(56,778)	58,809,187	2,464,140,912
Accumulated losses	(184,588,076)	42,051	(184,546,025)	(7,732,591,343)
Deficit attributable to equity holders of the parent	(143,377,986)	42,051	(143,335,935)	(6,005,863,362)
Non-controlling interests	77,367,323	42	77,367,365	3,241,739,923
Total deficit	(66,010,663)	42,093	(65,968,570)	(2,764,123,439)
TOTAL DEFICIT AND LIABILITIES	131,336,580	292,067	131,628,647	5,515,320,833

CONSOLIDATED STATEMENT OF OPERATIONS
For the year ended December 31, 2023
Sales of vehicles	26,226,366	(808,182)	25,418,184	1,065,037,459
Revenues	28,712,051	(808,182)	27,903,869	1,169,189,181
Cost of vehicles sold	(39,153,375)	704,868	(38,448,507)	(1,611,015,964)
Cost of sales	(41,938,825)	704,868	(41,233,957)	(1,727,728,023)
Gross loss	(13,226,774)	(103,314)	(13,330,088)	(558,538,842)
Selling and distribution costs	(5,806,552)	145,407	(5,661,145)	(237,205,439)
Operating loss	(40,453,159)	42,093	(40,411,066)	(1,693,248,387)
Loss before income tax expense	(57,382,539)	42,093	(57,340,446)	(2,402,599,765)
Net loss for the year	(57,471,671)	42,093	(57,429,578)	(2,406,334,451)
Net loss attributable to non-controlling interests	(74,807)	42	(74,765)	(3,132,699)
Net loss attributable to controlling interest	(57,396,864)	42,051	(57,354,813)	(2,403,201,751)

CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE LOSS
	As previously	Restatement
	reported	adjustments	As restated	As restated
For the year ended December 31, 2023	VND million	VND million	VND million	USD
Net loss for the year	(57,471,671)	42,093	(57,429,578)	(2,406,334,451)
Total comprehensive loss for the year, net of tax	(57,753,479)	42,093	(57,711,386)	(2,418,142,378)
Net loss attributable to non-controlling interests	(74,807)	42	(74,765)	(3,132,699)
Comprehensive loss attributable to controlling interest	(57,678,672)	42,051	(57,636,621)	(2,415,009,679)
	VND	VND	VND	USD
Net loss per share attributable to ordinary shareholders
Basic and diluted	(24,838)	18	(24,820)	(1.04)

CONSOLIDATED STATEMENTS OF SHAREHOLDERS’ EQUITY
For the year ended December 31, 2023
Accumulated losses	(184,588,076)	42,051	(184,546,025)	(7,732,591,343)
Non-controlling interests	77,367,323	42	77,367,365	3,241,739,923
Total Shareholders’ equity	(66,010,663)	42,093	(65,968,570)	(2,764,123,439)

CONSOLIDATED STATEMENTS OF CASH FLOW
For the year ended December 31, 2023
Net loss for the year	(57,471,671)	42,093	(57,429,578)	(2,406,334,451)
Provision related to compensation expenses, assurance-type warranties and net realizable value of inventories	8,692,883	(13,767)	8,679,116	363,660,270
Change in working capital:
Trade receivables, advance to suppliers, net investment in sales-type lease	1,313,596	475,296	1,788,892	74,955,669
Inventories	(12,541,863)	(691,848)	(13,233,711)	(554,500,587)
Trade payables, deferred revenues, and other payables	(9,660,611)	279,522	(9,381,089)	(393,073,325)
Prepayments, other receivables and other assets	(547,480)	(91,296)	(638,776)	(26,765,105)